NASDAQ-100 Fund Expense Example - NASDAQ-100 Fund - NASDAQ-100 Fund	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 179
Expense Example, with Redemption, 3 Years	569
Expense Example, with Redemption, 5 Years	984
Expense Example, with Redemption, 10 Years	$ 2,142